Off-Balance Sheet Financial Instruments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2013
Off-Balance Sheet Financial Instruments and Guarantees [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]

	December 31,
	2013	2012
	(In Thousands)
Commitments to grant loans	$22,845	$17,582
Unfunded commitments under lines of credit	42,575	42,735
Standby letters of credit	5,701	6,128
	$71,121	$66,445